Managed Portfolio Series
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 23, 2024

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C. 20549

Re:	Managed Portfolio Series (the “Trust”)
File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add two new series to the trust: Prospector Capital Appreciation Fund and Prospector Opportunity Fund. Prior to effectiveness under Rule 485(a)(2), the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this amendment and to update any missing information and/or file updated exhibits to the registration statement.

If you have any questions or require further information, do not hesitate to contact me at (414) 254-6444 or adam.smith6@usbank.com.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ Adam W. Smith

Adam W. Smith
Vice President
For U.S. Bank Global Fund Services

Enclosures